Property and Equipment, net (Tables)	6 Months Ended
Jun. 30, 2014
Property and Equipment, net
Schedule of property and equipment

	December 31,
			June 30, 2014
	2012	2013
			(unaudited)
Computer equipment and internally developed software	$16,840	$22,517	$26,757
Furniture and fixtures	1,357	1,654	2,048
Leasehold improvements	2,306	2,921	3,050
Vehicles	45	—	—

	20,548	27,092	31,855
Less: Accumulated depreciation	(7,706)	(11,854)	(14,751)

Total property and equipment, net	$12,842	$15,238	$17,104